Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2020	$3,464,808	$(587,689)	$2,877,119
- Acquisitions, improvements and other vessel costs	275,116	-	275,116
- Depreciation for the period	-	(74,336)	(74,336)
Balance, June 30, 2021	$3,739,924	$(662,025)	$3,077,899